Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ 4	$ (2)	$ 23	$ 6
Purchased for cancellation	$ (955)	$ (73)	$ (1,781)	$ (73)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	227	683	601	1,311
Issued in connection with dividend reinvestment plan, shares				11,850
Purchased for cancellation, shares	(5,445)	(480)	(10,400)	(480)
Increase (decrease) in number of ordinary shares issued, shares	(5,218)	203	(9,799)	12,681
Issued in connection with share-based compensation plans	$ 22	$ 66	$ 58	$ 126
Issued in connection with dividend reinvestment plan				1,460
Purchased for cancellation	(81)	(7)	(155)	(7)
Increase (decrease) in equity	$ (59)	$ 59	$ (97)	$ 1,579